TIME DEPOSITS	12 Months Ended
Dec. 31, 2011
Time Deposits [Abstract]
TIME DEPOSITS
(2)	TIME DEPOSITS

Time deposits (in thousands):

	December 31,	December 31,
	2011	2010
Time deposits	-	3,020

	$-	$3,020

Time deposits represent amounts deposited with Xiamen International Bank and that matured on March 31, 2011.